CONSOLIDATED STATEMENTS OF CASH FLOWS - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Cash Flow from operating activities
Loss for the period	€ (8,764)		€ (8,554)	[1],[2]	€ (11,313)	[2]
Depreciation and amortization	3,506		3,163		2,542
Foreign currency exchange differences on loans to subsidiaries	(340)		1,056		1,092
Impairment losses on goodwill and intangible assets					1,130
Equity-settled share-based payment transaction in relation to the establishment of a subsidiary with non-controlling interest					256
Share-based compensation expense	604		386
Impairment losses on trade receivables	227		237		367
Non-cash interest expense on long-term debt	781		17
Change in fair value of derivative equity forward	(1,877)		(352)
Change in inventory allowance	(417)		(515)		954
Others	68		105		56
Change in working capital	(1,502)		(2,373)		(8,422)
Trade and other receivables, inventories and current assets	(1,556)		(2,697)		(6,784)
Trade payables	(310)		629		(27)
Other liabilities and provisions and deferred income	375		(310)		(1,657)
Income tax payable/receivables	(11)		5		46
Total	(7,714)		(6,830)		(13,338)
Cash Flow from investing activities
Payments to acquire property, plant and equipment and intangible assets	(3,812)		(3,626)		(3,700)
Proceeds from disposal of financial assets	10,475		4,077		34,979
Payments to acquire financial assets	(8,690)		(5,542)		(15,827)
Others			(156)		(14)
Total	(2,027)		(4,935)		15,466
Cash Flow from financing activities
Repayment of bank overdrafts and lines of credit	(58)		(167)		(159)
Repayment of sale and leaseback obligation	(324)		(383)		(535)
Repayment of finance lease obligation	(37)		(51)		(36)
Repayment of long-term debt	(2,764)		(732)		(378)
Proceeds from issuance of long-term debt	1,639		12,612		4,724
Proceeds from issuance of shares	11,088
Total	9,544		11,279		3,616
Net increase (decrease) in cash and cash equivalents	(197)		(486)		5,744
Cash and cash equivalents at beginning of period	7,569	[1],[2]	7,849		2,086
Changes to cash and equivalents due to foreign exchanges rates	30		206		19
Cash and cash equivalents at end of period	7,402		7,569	[1],[2]	7,849
Supplemental Cash Flow Information
Interest paid	231		210		201
Interest received	€ 42		16		39
Income taxes paid					2
Property, plant and equipment added under finance lease			€ 123		€ 57

[1]	Comparative figures for the year ended December 31, 2017 were restated for immaterial errors. For further information, see Note 6 to the consolidated financial statements.
[2]	voxeljet AG has initially applied IFRS 15 and IFRS 9 as of January 1, 2018. Under the transition methods chosen, comparative information has not been restated. For further information, see Note 3 to the consolidated financial statements.